Derivative Financial Instruments - Notional Amounts of Derivative Instruments (Detail) $ in Thousands	Sep. 30, 2023 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional amount of foreign exchange contracts	$ 2,002,902	[1]

[1]	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company but are used in the calculation of settlements under the contracts.